Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2019
Basis of Preparation [Abstract]
Statement of Compliance
a)	Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).  The financial statements were approved by the Board of Directors on March 27, 2020.

Basis of Consolidation and Preparation
b)	Basis of Consolidation and Preparation

The consolidated financial statements include the accounts of the Company and its wholly‑owned subsidiary. Intercompany balances and transactions have been eliminated on consolidation.

The consolidated financial statements have been prepared under the historical cost basis, except for those assets and liabilities that are measured at revalued amounts or fair values at the end of each reporting period. All dollar amounts presented are in United States (“U.S.”) dollars unless otherwise specified.

Change in Accounting Policies
c)	Change in Accounting Policies

On January 1, 2018, the Company adopted the following new accounting standards that were previously issued by the IASB. Certain other new standards and interpretations have been issued and were effective as of January 1, 2018 and January 1, 2019 but did not have a material impact on the Company’s financial statements and are therefore not discussed below.

The accounting policies discussed below reflect the Company’s adoption of IFRS 9 - Financial Instruments, effective January 1, 2018, and IFRS 16 - Leases, which had an effective date of January 1, 2019 but for which the company early adopted as of January 1, 2018.

IFRS 9 – Financial Instruments

IFRS 9 addresses the classification, measurement and recognition of financial assets and financial liabilities. This standard replaces parts of IAS 39 - Financial Instruments: Recognition and Measurement.  The Company adopted IFRS 9 effective January 1, 2018 on a retrospective basis without restating prior period comparatives.

IFRS 9 requires financial assets to be classified into the following measurement categories: fair value through profit and loss, fair value through other comprehensive income, and those measured at amortized cost. The determination is made at initial recognition.  At transition, the amounts receivable previously classified as available-for-sale and measured at fair value through other comprehensive income was re-classified as fair value through profit or loss with changes in fair value recognized in the statement of loss instead of through other comprehensive loss. Adoption resulted in re-classification of $0.210 million to the opening deficit from accumulated other comprehensive loss for cumulative gains on the amounts receivable.

For financial liabilities, the standard retains most of the IAS 39 requirements, except as it relates to modifications of liabilities. Under IAS 39, when an entity modified a financial liability, it would decide whether this modification was significant enough to constitute an extinguishment. If the modification was considered an extinguishment of the initial debt, the new modified debt was recorded at fair value and a gain/loss recognized in the statement of loss for the difference between the carrying amount of the old debt and the fair value of the new debt. This extinguishment accounting remains the same under IFRS 9.  However, accounting differs where the change is not significant enough to be an extinguishment. Under IAS 39, modifications would not lead to an immediate income charge, whereas, under IFRS 9, the cash flows under the modified debt are discounted using the original effective interest rate of the instrument with an immediate charge to income.  Adoption of IFRS 9 resulted in a $2.159 million adjustment to increase the opening deficit as at January 1, 2018 and increase the carrying value of convertible and non-convertible debt to reflect accounting for prior year modifications under the new standard (see Notes 8 and 9).

IFRS 16 – Leases

IFRS 16 replaces IAS 17 – Leases.  The new standard requires capitalization of certain leases by the lessee and results in accounting treatment similar to finance leases under IAS 17 - Leases. Exemptions for leases of very low value or short duration leases are applicable. The new standard results in an increase in lease assets and liabilities for the lessee. Under the new standard the treatment of all lease expenses is aligned in the statement of loss and comprehensive loss with depreciation, and an interest expense component recognized for each lease, in line with finance lease accounting under IAS 17 - Leases.

The Company early adopted IFRS 16 effective January 1, 2018 on a modified retrospective basis without restating prior period comparatives.  As a result, the Company recorded a $0.211 million lease asset and corresponding lease liability for the one qualifying office lease that will be recognized over the remaining term.  The Company’s other leases (see Note 3) are leases to explore mining rights, which are excluded from IFRS 16’s scope.

The following table summarizes the impact of adopting IFRS 9 - Financial Instruments and IFRS 16 - Leases:

Consolidated Balance Sheet Impact	Dec 31, 2017	IFRS 9	IFRS 16	Jan 1, 2018
Mineral Property, Plant and Equipment	$395,205	$-	$211	$395,416
Accounts Payable and Accruals	3,630	-	211	3,841
Convertible Debt	49,067	1,346	-	50,413
Non-Convertible Debt	92,268	813	-	93,081
Equity Reserves	60,505	(210)	-	60,295
Deficit	$(132,497)	$(1,949)	$-	$(134,446)

Critical Accounting Estimates
d)	Critical Accounting Estimates

The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates.  This requires management to make estimates that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as at the date of the financial statements.

Critical accounting estimates used in the preparation of the consolidated financial statements are as follows:

Determination of mineral reserves

Reserves are estimates of the amount of product that can be economically and legally extracted from the Company’s property. In order to estimate reserves, estimates are required about a range of geological, technical and economic factors, including quantities, production techniques, production costs, capital costs, transport costs, metal prices and exchange rates. Estimating the quantity of reserves requires the size, shape and depth of deposits to be determined by analyzing geological data. This process may require complex and difficult geological judgments to interpret the data. In addition, management will form a view of forecast prices for its products, based on current and long-term historical average price trends. Changes in the proven and probable reserve estimates may impact the carrying value of property, plant and equipment, rehabilitation provisions, deferred tax amounts and depreciation, depletion and amortization.

Provision for Environmental Rehabilitation Costs

Provisions for environmental rehabilitation costs associated with mineral property, plant and equipment, are recognized when the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable an outflow of economic benefits will be required to settle the obligation.  Provisions are determined by discounting the expected future cash flows at a pre-tax risk-free rate reflecting current market assessments of the time value of money.

The Company’s estimates of its environmental rehabilitation liabilities could be affected by changes in regulations, changes in the extent of environmental rehabilitation required, changes in the means of rehabilitation, changes in the extent of responsibility for the financial liability, changes in operating plans, or changes in cost estimates.  Operations of the Company may in the future be affected from time to time in varying degrees by changes in environmental regulations, including those for future removal and site restoration costs.  The likelihood of new regulations and overall effect upon the Company may vary greatly and are not predictable.

The provision for environmental rehabilitation obligations represents management’s best estimate of the present value of the future cash outflows required to settle the liability (see Note 6).

Critical Accounting Judgments
e)	Critical Accounting Judgments

The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting judgments.  This requires management to make judgments that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as at the date of the financial statements.

Critical accounting judgments used in the preparation of the consolidated financial statements are as follows:

Impairment of non-financial assets

The carrying amounts of non-financial assets, including mineral property, plant and equipment, and intangibles are reviewed at each reporting date, or when events or circumstances indicate the asset may not be recoverable, to determine whether there is any indication of impairment.  If any such indication exists, the asset’s recoverable amount is estimated at the greater of its value in use and its fair value less costs of disposal (“FVLCD”).  In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.  NorthMet meets the criteria of a cash-generating unit as it is the smallest identifiable group of assets that generates cash inflows largely independent of the cash inflows from other assets or groups of assets.  An impairment loss is recognized if the carrying amount of an asset exceeds its estimated recoverable amount.  An impairment loss previously recorded is reversed if there has been a change in the estimates used to determine the recoverable amount resulting in an increase in the estimated service potential of an asset.

The Company considers both external and internal sources of information in assessing whether there are any indications of impairment. External sources of information include changes in the market, economic, and legal environment in which the Company operates that are not within its control and affect the recoverable amount. Internal sources of information include indications of economic performance of the asset.

Going concern assumptions

The Company must assess its ability to continue as a going concern and prepare financial statements on a going concern basis unless it either intends to liquidate or cease trading or has no realistic alternative but to do so.  In assessing whether the going concern assumption is appropriate, the Company takes into account all available information about the future, which is at least, but is not limited to, twelve months from the end of the reporting period.

Cash and Restricted Deposits
Cash and Restricted Deposits

Cash include amounts held in banks and highly liquid investments with original maturities of three months or less.  Restricted deposits are held in a trust account and invested in highly liquid investments with a major financial institution as security and collateral for reclamation activities.

Financial Assets
Financial Assets

All financial assets are initially recorded at fair value and designated upon inception as one of the following categories: fair value through profit or loss (“FVTPL”) or amortized cost.  Financial assets classified as FVTPL are measured at fair value with gains and losses recognized through profit and loss.  Financial assets classified as amortized cost are measured at amortized cost using the effective interest method less any allowance for impairment.  The effective interest method is a method of calculating the amortized cost of a financial asset and allocating interest income over the relevant period.  The effective interest rate is the rate that discounts estimated future cash flows through the expected life of the financial asset, or, where appropriate, a shorter period.  Loss allowances are recognized for Expected Credit Losses (“ECL”) for amounts receivable and other assets not measured at FVTPL.  Loss allowances for amounts receivable and other assets are measured at an amount equal to lifetime ECL.  ECL is a probability-weighted estimate and measured as the present value of all cash shortfalls including the impact of forward looking information.  The loss allowance is presented as a deduction to amounts receivable and other assets.  Transaction costs associated with FVTPL financial assets are expensed as incurred, while transaction costs associated with amortized cost financial assets are included in the initial carrying amount of the asset (see Note 15).

Mineral Property
Mineral Property

Exploration costs are incurred to discover mineral resources. Evaluation costs are incurred to assess the technical feasibility and commercial viability of the resources found.  Exploration and evaluation costs incurred prior to receipt of a feasibility study or Definitive Feasibility Study (“DFS”) confirming the technical feasibility and commercial viability of extracting the mineral resource are expensed as incurred.

Development costs incurred subsequent to a DFS and mineral property acquisition costs are capitalized until the property is placed into production, sold, allowed to lapse or abandoned.  Development costs are capitalized to the extent they are necessary to bring the property to commercial production and are directly attributable to an area of interest or capable of being reasonably allocated to an area of interest.  NorthMet entered the development stage effective October 1, 2006 following receipt of the DFS.

Upon commencement of production, related mineral property acquisition and development costs will be amortized on a unit of production basis over the estimated proven and probable mineral reserves not to exceed the assets’ useful lives.

Plant and Equipment
Plant and Equipment

Plant and equipment are recorded at historical cost less accumulated depreciation and if applicable, accumulated impairment losses.  Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, if it is probable that the future economic benefits of the expenditure will flow to the Company and its cost can be measured reliably.  The carrying amount of a replaced part is derecognized.  All other repairs and maintenance are charged to the statement of loss and comprehensive loss during the period in which they are incurred.

Depreciation of plant and equipment is calculated using the cost of the asset, less its residual value, over the estimated useful life of the asset on a unit of production or straight-line basis, as appropriate.

Leases
Leases

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date.   The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.  The lease liability is initially measured at the present value of the lease payments, discounted using the incremental borrowing rate.

Intangibles
Intangibles

Intangibles include wetland credits and software.  Acquisition costs are capitalized until the asset is used, sold, or abandoned.  Wetland credits are used to offset and mitigate wetlands disturbed during construction and operation of the Project.  As such, costs will be transferred to Mineral Property, Plant and Equipment once placed into service and amortized on a unit of production basis over the estimated proven and probable mineral reserves not to exceed the assets’ useful lives.  Software is amortized over the useful life once placed into service.

Financial Liabilities
Financial Liabilities

All financial liabilities are initially recorded at fair value and designated upon inception as FVTPL or other financial liabilities.  Financial liabilities classified as FVTPL are initially recognized at fair value with directly attributable transaction costs expensed as incurred.  At the end of each reporting period, financial liabilities at FVTPL are measured at fair value, with changes in fair value recognized directly in profit or loss in the period in which they arise.  Financial liabilities classified as other financial liabilities are initially recognized at fair value less directly attributable transaction costs and subsequently measured at amortized cost using the effective interest method which calculates the amortized cost of a financial liability and allocates interest expense over the expected life of the financial liability.

Exchanges of instruments and modifications to debt are assessed using quantitative and qualitative factors to consider whether the exchange or modification constitutes an extinguishment of the original financial liability and establishment of a new financial liability. In the case of extinguishment, any fees or costs incurred are recognized in profit or loss in the period in which they arise.  Where the terms in an exchange or modification are not assessed to be substantially different, a modification gain or loss is recognized at an amount equal to the difference between the modified cash flows discounted at the original effective interest rate and the carrying value of the debt. The carrying value of the debt is adjusted for this modification gain or loss, directly attributable transaction costs, and any cash paid to or received from the debt holder (see Note 15).

Borrowing costs
Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset until such time as the asset is substantially complete and ready for its intended use or sale.   Where funds have been borrowed specifically to finance an asset, the amount capitalized is the actual borrowing costs incurred. Where the funds used to finance an asset form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to relevant borrowings of the Company during the period. Other borrowing costs not directly attributable to a qualifying asset are expensed in the year incurred.  Classification in the cash flow statement is in accordance with the classification of the underlying asset to which those payments were capitalized.

Share-Based Compensation
Share‑Based Compensation

All share-based compensation awards made to directors, employees and non-employees are measured and recognized using a fair value based method.  For directors and employees, or those providing services similar to employees, the fair value of options is determined using the Black-Scholes pricing model.  The fair value of the bonus shares, restricted shares, and restricted share units expected to be settled in shares is amortized over the vesting period.  For awards expected to be settled in cash, the change in market value and corresponding liability is adjusted to fair value at each reporting period.

The award is accrued and charged over the vesting period either to operations or mineral property, plant and equipment, with the offsetting credit to equity reserves for equity settled awards or liabilities for cash settled awards.  If and when share options are ultimately exercised or bonus shares, restricted shares, and restricted share units vest, the applicable amounts are transferred to share capital or removed from liabilities.

Certain awards vest upon achievement of non-market performance conditions.  On a quarterly basis, management assesses the probability of achieving those performance conditions using the best available information and estimates the appropriate vesting period.

When the Company amends the terms of share options, the incremental change in the fair value of the options due to the amendment, as determined using the Black-Scholes pricing model, is recognized over the vesting period in the statement of loss or capitalized as appropriate.

Share Purchase Warrants
Share Purchase Warrants

The Company issues share purchase warrants in connection with certain financing transactions.  The fair value of the warrants, as determined using the Black-Scholes pricing model or fair value of goods or services received, is credited to equity reserves.  The recorded value of share purchase warrants is transferred to share capital upon exercise.

Foreign Currency Translation
Foreign Currency Translation

The U.S. dollar is the functional currency of the Company and its wholly-owned subsidiary.  Amounts in the consolidated financial statements are expressed in U.S. dollars unless otherwise stated. Transactions in foreign currencies are translated into the functional currency at the exchange rates at the date of the transactions.  Monetary assets and liabilities of the Company’s operations denominated in a currency other than the U.S. dollar are translated using exchange rates prevailing at the balance sheet date.  Revenue and expense items are translated at the exchange rates in effect at the date of the underlying transaction.  Exchange differences are recognized in net loss in the year in which they arise.

Loss Per Share
Loss Per Share

Loss per share is computed by dividing the loss for the year by the weighted average number of common shares outstanding during the year.  Basic and diluted loss per share for each year presented are the same due to the effect of potential issuances of shares under warrant or share option agreements being, in total, anti-dilutive.

Income Taxes and Deferred Taxes
Income Taxes and Deferred Taxes

The income tax expense or benefit for the year consists of current and deferred.

Current tax is the expected tax payable or receivable on the taxable profit or loss for the year. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the balance sheet date in each of the jurisdictions and includes any adjustments for taxes payable or recovery in respect of prior periods.  Taxable profit or loss differs from profit or loss as reported in the Consolidated Statements of Loss and Comprehensive Loss because of items of income or expense that are taxable or deductible in other years, and items that are never taxable or deductible.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences not eligible for offset. Deferred tax assets are generally recognized for all deductible temporary differences, loss carry forwards and tax credit carry forwards to the extent that it is probable that taxable profits will be available against which they can be utilized. To the extent that the Company does not consider it to be probable that taxable profits will be available against which deductible temporary differences, loss carry forwards, and tax credit carry forwards can be utilized, a deferred tax asset is not recognized.